Financial Instruments and Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Instruments and Derivatives [Abstract]
Amounts of gains (losses) recognized as a result of derivative financial instruments

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Realized gain on commodity price derivatives	$37,341	$733,830	$49,729	$402,256
Unrealized gains (losses) on commodity price derivatives	$(130,000)	$-	$445,609	$222,788

	For the Year Ended December 31,
	2011	2010	2009(1)
Realized gain on oil price hedges	$625,043	$570,233	$-
Unrealized loss oil price hedges	$(75,609)	$(398,840)	$-

(1)	Prior to January 1, 2010, the Company did not enter any derivative financial instruments.